Condensed financial information of the parent company (Details) - Schedule of condensed statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (43,888,242)	$ 4,430,941	$ (30,675,420)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	3,903,970	707,000
Impairment of intangible assets	20,738,130
Changes in assets and liabilities:
Net Cash Provided by (Used in) Operating Activities	4,296,785	(15,849,840)	(15,538,942)
Cash Flows from Investing Activities
Purchases of intangible assets	(10,260,785)	(2,365,495)	(11,927,846)
Net Cash Provided by (Used in) Investing Activities	6,609,393	(6,511,020)	(63,180,533)
Cash Flows from Financing Activities
Net Cash Provided by Financing Activities		248,284,174	92,058,970
Net Increase in Cash and Cash Equivalents	11,300,514	226,802,851	8,345,584
Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	232
Parent Company [Member]
Cash Flows from Operating Activities:
Net income (loss)	(43,888,242)	4,430,941	(30,675,420)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share of (income) loss from subsidiaries	12,380,350	(8,634,815)	25,408,649
Amortization expense	6,987,975	1,987,974	165,664
Share-based compensation	3,903,970	707,000
Changes in assets and liabilities:
Due from subsidiaries	127,102,949	(195,566,806)	(46,448,162)
Other current assets, net	400,545	210,904	(868,949)
Accrued liabilities and other payables	(53,603)	(7,973,877)	75,583
Due to subsidiaries			(64,871)
Net Cash Provided by (Used in) Operating Activities	127,572,074	(204,838,679)	(52,407,506)
Cash Flows from Investing Activities
Cash paid for short-term investments			(79,915,000)
Collections from short-term investments	15,000,000	25,835,000	39,080,000
Purchases of intangible assets	(10,000,000)		(11,927,846)
Net Cash Provided by (Used in) Investing Activities	5,000,000	25,835,000	(52,762,846)
Cash Flows from Financing Activities
Sale of subsidiary			76,566
Proceeds from issuances of ordinary shares		254,727,705	114,191,595
Net Cash Provided by Financing Activities		254,727,705	114,268,161
Effect of Foreign Exchange on Cash and Cash Equivalents	(1,760,012)	(2,465,348)	(801,360)
Net Increase in Cash and Cash Equivalents	130,812,062	73,258,678	8,296,449
Cash and Cash Equivalents at Beginning of Year	81,576,897	8,318,219	21,770
Cash and Cash Equivalents at End of Year	212,388,959	81,576,897	8,318,219
Non-Cash Investing and Financing Activities:
Issuance of vested restricted share awards	$ 232